Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Borrowings
(a)	Short-term borrowings and current portion of long-term borrowings as of December 31, 202 3 and 202 4 are as follows:

(in millions of Won)	Bank	Issuance date	Maturity date	Interest rate (%)	2023		2024
Short-term borrowings
Bank overdrafts	JP Morgan and others	May 2024~ December 2024	January 2025~ December 2025	3.65~7.50	￦	69,160	85,892
Short-term borrowings	HSBC and others	January 2024~ December 2024	January 2025~ December 2025	0.40~62.00		4,890,120	5,647,199

						4,959,280	5,733,091

Current portion of long-term liabilities
Current portion of long-term borrowings	Export-Import Bank of Korea and others	September 2009~ December 2024	January 2025~ December 2025	0.19~6.69		990,088	1,323,002
Current portion of debentures	KB Securities co.,Ltd. and others	July 2015~ November 2023	January 2025~ December 2025	1.68~5.81		3,255,375	4,024,084
Less: Current portion of discount on debentures issued						(2,217)	(3,483)
Current portion of exchangable bonds(*1)	Foreign currency exchangable bonds	September 2021	September 2026			1,756,691	39,053

						5,999,937	5,382,656

					￦	10,959,217	11,115,747

(*1)
As of December 31, 2024, exchangeable bonds are classified as current liabilities because the bondholders’ put option for redemption has become exercisable within 12 months. The issuance conditions of the exchangeable bonds issued by the Company are as follows.

Summary Disclosure of Detailed Information about Exchangeable Bonds Explanatory

Foreign currency exchangeable bonds
Type of bond	Exchang e able bonds
Aggregate principal amount(*1)	EUR 27,100,000
Interest rate	- Coupon rate : -
- Yield to maturity : (0.78%)
Maturity date	September 1, 2026
Redemption
1) Redemption at
m
aturity : Outstanding bond principal, which is not repaid early or which call option is not ex
c
ercised on, is repaid at maturity as a lump sum
2) Prepayment : The issuer has call option and the bondholders have put option

Exchange rate	100%
Exchange price(*2) (Won/share)	437,491
Underlying shares	Registered common shares(treasury shares)
Exchange period	From October 12, 2021 to August 22, 2026

Adjustments for exchange price	Adjusting the exchange price according to the terms and conditions of the bond in the events of reason for adjusting the exchange price such as, bonus issue, stock split, reverse stock split, change of share type, issuance of options or warranties to shareholders, share dividend, cash dividend, issuance of new shares under the market price.
Put option by bondholders	- In the event of a change of control of the controlling company
- Where the shares issued by the controlling company are delisted (or suspended for more than 30 consecutive trading days)

Call option by the issuer
- Share price

(based on closing price) is higher than 130% of exchange price for more than 20 trading days during 30 consecutive trading days in a row, after 3 years (September 1, 2024) from the closing day to 30 business days before the maturity of bonds
- When the outstanding balance of outstanding bonds is less than 10% of the total issuance (Clean-Up Call)
- Where additional reasons for tax burden arise due to the amendment of relevant laws and regulations, etc

(*1)	Due to put option exercised by bondholders, EUR 1,038,800,000 was redeemed out of the total face value of exchangeable bonds of EUR 1,065,900,000 during the year ended December 31, 2024.
(*2)	The exchange price has changed due to cash dividends during the year ended December 31, 2024.

Summary of Assets Pledges as Collateral
(c)	Assets pledged as collateral with regard to the borrowings as of December 31, 202 4 are as follows:

(in millions of Won)	Bank	Book value		Pledged amount
Property, plant and equipment and Investment property	Korea Development Bank and others	￦	4,008,404	4,537,287
Trade accounts and notes receivable	Korea Development Bank and others		120,161	120,161
Financial instruments	Korea Development Bank and others		15,444	15,444

		￦	4,144,009	4,672,892

Long-term borrowings [member]
Statement [LineItems]
Summary of Borrowings
(b)	Long-term borrowings, excluding current portion as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	Bank	Issuance date	Maturity date	Interest rate (%)	2023		2024
Long-term borrowings	Export-Import Bank of Korea and others	September 2001~ December 2024	January 2026~ March 2040	1.00~8.50	￦	4,590,541	4,868,703
Less: Present value discount						(9,414)	(51,173)
Debentures	KB Securities co.,Ltd. and others	July 2019~ October 2024	January 2026~ January 2033	1.72~6.38		10,478,394	10,108,600
Less: Discount on debentures issued						(48,359)	(44,510)

					￦	15,011,162	14,881,620